Debt - Schedule of Outstanding Indebtedness (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total principal amount of indebtedness	$ 4,140,235	$ 3,300,396
Mortgages, Senior Notes and Term Loans
Debt Instrument [Line Items]
Total principal amount of indebtedness	4,140,235
Less: unamortized deferred financing costs	(16,001)	(13,882)
Total indebtedness, net of deferred financing costs	4,124,234	3,286,514
Senior Unsecured Notes | Senior Notes
Debt Instrument [Line Items]
Total principal amount of indebtedness	2,730,980	2,226,524
Senior Unsecured Term Loans | Term Loans
Debt Instrument [Line Items]
Total principal amount of indebtedness	1,077,144	818,820
Senior Unsecured Revolving Credit Facility | Credit Facility
Debt Instrument [Line Items]
Total principal amount of indebtedness	$ 332,111	$ 255,052